10-Q PROPERTY, PLANT AND EQUIPMENT, NET AND MINERAL RIGHTS - Mineral Rights And Properties (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total mineral rights and properties	$ 13,513,585	$ 6,669,111	$ 6,597,644
Comstock Mineral Estate
Property, Plant and Equipment [Line Items]
Total mineral rights and properties	6,261,706	6,261,706	6,190,239
Lucerne mineral properties
Property, Plant and Equipment [Line Items]
Total mineral rights and properties	6,844,474	0
Other mineral properties
Property, Plant and Equipment [Line Items]
Total mineral rights and properties	317,405	317,405	317,405
Water rights
Property, Plant and Equipment [Line Items]
Total mineral rights and properties	$ 90,000	$ 90,000	$ 90,000